Foreign Currency Translation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign Currency Translation [Line Items]
Foreign exchange losses	$ 8.4	$ 7.4	$ 6.5
Gain (loss) recognized on foreign exchange	$ 8.1	$ (7.0)	$ 10.4